SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES - Narratives (Details) £ / shares in Units, £ in Millions	Jun. 30, 2023 GBP (£) Vote / shares £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares	Jun. 30, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£)
Disclosure of classes of share capital [line items]
Equity	£ 16,567	£ 16,457	£ 26,999	£ 26,480
Share capital	92	92
Share capital
Disclosure of classes of share capital [line items]
Equity	92	92	1	£ 1
Share premium
Disclosure of classes of share capital [line items]
Equity			70
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	£ 92	£ 92	£ 1
Number of shares outstanding | shares	9,234,573,831	9,234,573,831	1,000,000
Par value per share | £ / shares	£ 0.01	£ 0.01	£ 1.00
Votes per share | Vote / shares	1